SHARE CAPITAL (Narrative) (Details)	1 Months Ended								12 Months Ended
	Oct. 31, 2018 USD ($) shares	Oct. 31, 2018 CAD ($) $ / shares shares	Jun. 30, 2018 USD ($) shares	Jun. 30, 2018 CAD ($) $ / shares shares	Nov. 30, 2017 USD ($) shares	Nov. 30, 2017 CAD ($) $ / shares shares	May 23, 2014 $ / shares shares	May 23, 2014 $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2018 $ / shares shares	Sep. 30, 2017 shares	Aug. 31, 2017 shares
Common stock, shares authorized									500,000,000	500,000,000		500,000,000
Common stock, par value (in dollars per share) | $ / shares									$ 0.0008	$ 0.0008
Common stock, shares outstanding									33,906,742	21,906,742		33,906,742	11,906,742	95,253,840
Common stock, shares issued									33,906,742	21,906,742		33,906,742
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate									1.57%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum									102.04%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term									5 years
Weighted average number of basic and diluted common shares outstanding									26,783,454	13,221,798	11,906,730
Unrecognized Stock Based Compensation Expense | $
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Payments | $
Stock Issued During Period Under Private Placement	4,000,000	4,000,000			10,000,000	10,000,000
Shares Issued, Price Per Share | $ / shares		$ 0.05				$ 0.05
Proceeds from Issuance of Private Placement	$ 153,551	$ 200,000			$ 392,700	$ 500,000
Warrant Entitling to Purchase Common Stock Price per Share | $ / shares						$ 0.075
Warrant Entitling to Purchase Common Share Period					2 years	2 years
Units to be purchased					2,500,000	2,500,000
Number of Options, Granted							210,000	210,000
Weighted Average Exercise Price | (per share)							$ 1.12	$ 1.20
Contractual Life							5 years	5 years
Options Vesting Rate							25.00%	25.00%
Share-based Compensation | $											$ 3,208
Warrant exercise price | $ / shares									$ 0.06	$ 0.06
Chief Executive Officer [Member]
Stock Issued During Period Under Private Placement			8,000,000	8,000,000
Shares Issued, Price Per Share | $ / shares				$ 0.05
Proceeds from Issuance of Private Placement			$ 301,500	$ 400,000
Directors And Officers [Member]
Stock Issued During Period Under Private Placement	3,075,000	3,075,000
Purchase Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate									1.86%	1.68%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate									94.00%	100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term									10 months 13 days	2 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Payments | $
Anti-dilutive shares									5,000,000	5,000,000
Bond Maturity Period									2 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price | $ / shares												$ 0.075
Stock Options [Member]
Anti-dilutive shares									93,750	156,250
Canadian Dollar [Member]
Number of warrants issuable									5,000,000	5,000,000		5,000,000